INCOME TAXES, Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Deferred Tax Asset [Abstract]
Net operating loss carry forwards	151,575	181,370
Net unrealized losses on derivative instruments	1,181	1,999
Basis difference on acquisition of GAAM Australian assets	6,786	6,844
Other	224	240
Valuation allowance	(30,524)	(23,029)
Total deferred tax asset	129,242	167,424
Deferred Tax Liability [Abstract]
Excess of tax depreciation over book depreciation	(137,249)	(171,084)
Book/tax differences identified in connection with GAAM Portfolio acquisition	(438)	(911)
Net earnings of non-European Union member subsidiaries	(3,957)	(16,170)
Total deferred tax liability	(141,644)	(188,165)
Deferred tax liability, net	(12,402)	(20,741)
Net valuation allowance recorded for net operating losses	$ 7,200	$ 3,400	$ 2,500
Australia [Member]
Income Taxes [Abstract]
Withholding tax rate	15.00%